Shareholders' Equity	12 Months Ended
Jan. 31, 2013
Equity [Abstract]
Shareholders' Equity

13.    Shareholders’ Equity

During each of the fiscal years ended January 31, 2013, 2012 and 2011, the Company’s Board of Directors declared a dividend on the Company’s outstanding ordinary shares of $0.06 per share, totaling $6,223, $6,165 and $6,144, respectively.